Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended	24 Months Ended	54 Months Ended	60 Months Ended	101 Months Ended		120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000010135 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Values Enhanced Large Cap Fund (Institutional Class/SEECX)
Average Annual Return, Percent		29.51%			12.53%			13.71%
C000195828 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Values Enhanced Large Cap Fund (Class R6/SEEHX)
Average Annual Return, Percent		29.65%			12.65%	12.67%
C000010134 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Values Enhanced Large Cap Fund (Class A/SEEKX) (with maximum 5.75% sales charge)
Average Annual Return, Percent		21.73%			10.91%			12.72%
C000010643 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Select Bond Fund (Class A/SEAKX) (with maximum 3.75% sales charge)
Average Annual Return, Percent		(0.22%)			(0.68%)			0.56%
C000010642 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Select Bond Fund (Institutional Class/SEACX)
Average Annual Return, Percent		3.93%			0.32%			1.22%
C000030112 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Values Enhanced International Fund (Institutional Class/SNTCX)
Average Annual Return, Percent		30.74%			10.33%			9.61%
C000195831 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Values Enhanced International Fund (Class R6/SNTFX)
Average Annual Return, Percent		30.88%			10.45%	8.25%
C000030111 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Values Enhanced International Fund (Class A/SNTKX) (with maximum 5.75% sales charge)
Average Annual Return, Percent		22.90%			8.75%			8.65%
C000061277 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Global Equity Income Fund (Class A/SGIDX) (with maximum 5.75% sales charge)
Average Annual Return, Percent		18.14%			7.53%			10.12%
C000195833 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Global Equity Income Fund (Class C/SGIFX) (with maximum 1.00% CDSC sales charge)
Average Annual Return, Percent		23.42%			7.93%		8.68%
C000195834 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Global Equity Income Fund (Class R6/SGIGX)
Average Annual Return, Percent		25.80%			9.24%		9.83%
C000061278 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Global Equity Income Fund (Institutional Class/SGISX)
Average Annual Return, Percent		25.64%			9.09%			11.09%
C000177433 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Values Enhanced Small-Mid Cap Fund (Institutional Class/SCECX)
Average Annual Return, Percent		32.13%			6.67%			9.99%
C000195836 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Values Enhanced Small-Mid Cap Fund (Class R6/SSMOX)
Average Annual Return, Percent		32.31%			6.77%	8.19%
C000177432 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Values Enhanced Small-Mid Cap Fund (Class A/TRDFX) (with maximum 5.75% sales charge)
Average Annual Return, Percent		24.25%			5.20%			9.08%
C000195823 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Covered Call Income Fund (Class A/SCJAX) (with maximum 5.75% sales charge)
Average Annual Return, Percent		11.74%			7.83%		8.46%
C000195824 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Covered Call Income Fund (Class C/SCJCX) (with maximum 1.00% CDSC sales charge)
Average Annual Return, Percent		16.56%			8.22%		8.47%
C000195825 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Covered Call Income Fund (Class R6/SCJKX)
Average Annual Return, Percent	6.68%
C000195826 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Covered Call Income Fund (Institutional Class/SCJIX)
Average Annual Return, Percent		18.77%			9.36%		9.48%
C000232243 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Equity Market Neutral Fund (Institutional Class/SMNIX)
Average Annual Return, Percent		1.56%		5.11%
C000232244 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Equity Market Neutral Fund (Class A/SMNAX) (with maximum 5.75% sales charge)
Average Annual Return, Percent		(4.44%)		3.49%
C000232245 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Large Cap Core Fund (Class A/SJCAX) (with maximum 5.75% sales charge)
Average Annual Return, Percent		18.90%		7.64%
C000232247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Large Cap Core Fund (Class R6/SJCRX)
Average Annual Return, Percent		26.45%	17.60%
C000232248 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Large Cap Core Fund (Institutional Class/SJCIX)
Average Annual Return, Percent		26.44%		9.36%
C000232249 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Large Cap Growth Fund (Institutional Class/SJGIX)
Average Annual Return, Percent		24.41%		9.91%
C000232251 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Large Cap Growth Fund (Class A/SJGAX) (with maximum 5.75% sales charge)
Average Annual Return, Percent		16.99%		8.18%
C000232256 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Large Cap Value Fund (Class A/SJVAX) (with maximum 5.75% sales charge)
Average Annual Return, Percent		18.51%		8.52%
C000232255 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Large Cap Value Fund (Institutional Class/SJVIX)
Average Annual Return, Percent		26.07%		10.26%
Without Sales Load [Member] | C000010134 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Values Enhanced Large Cap Fund (Class A/SEEKX) (without sales charge)
Average Annual Return, Percent		29.15%			12.23%			13.39%
Without Sales Load [Member] | C000010643 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Select Bond Fund (Class A/SEAKX) (without sales charge)
Average Annual Return, Percent		3.67%			0.08%			0.94%
Without Sales Load [Member] | C000030111 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Values Enhanced International Fund (Class A/SNTKX) (without sales charge)
Average Annual Return, Percent		30.39%			10.05%			9.30%
Without Sales Load [Member] | C000061277 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Global Equity Income Fund (Class A/SGIDX) (without sales charge)
Average Annual Return, Percent		25.33%			8.81%			10.77%
Without Sales Load [Member] | C000195833 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Global Equity Income Fund (Class C/SGIFX) (without sales charge)
Average Annual Return, Percent		24.42%			7.93%		8.68%
Without Sales Load [Member] | C000177432 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Values Enhanced Small-Mid Cap Fund (Class A/TRDFX) (without sales charge)
Average Annual Return, Percent		31.84%			6.46%			9.73%
Without Sales Load [Member] | C000195823 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Covered Call Income Fund (Class A/SCJAX) (without sales charge)
Average Annual Return, Percent		18.54%			9.11%		9.23%
Without Sales Load [Member] | C000195824 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Covered Call Income Fund (Class C/SCJCX) (without sales charge)
Average Annual Return, Percent		17.56%			8.22%		8.47%
Without Sales Load [Member] | C000232244 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Equity Market Neutral Fund (Class A/SMNAX) (without sales charge)
Average Annual Return, Percent		1.34%		4.88%
Without Sales Load [Member] | C000232245 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Large Cap Core Fund (Class A/SJCAX) (without sales charge)
Average Annual Return, Percent		26.16%		9.08%
Without Sales Load [Member] | C000232251 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Large Cap Growth Fund (Class A/SJGAX) (without sales charge)
Average Annual Return, Percent		24.12%		9.63%
Without Sales Load [Member] | C000232256 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Steward Large Cap Value Fund (Class A/SJVAX) (without sales charge)
Average Annual Return, Percent		25.73%		9.98%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	11.76%	31.05%			13.14%	14.46%	14.52%	15.26%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%			0.18%			1.67%
S And P International 700 ADR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P International 700 ADR Index
Average Annual Return, Percent		43.62%			14.13%	10.77%		11.35%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		29.68%			11.80%		12.41%	13.22%
S And P Composite 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Index
Average Annual Return, Percent		31.05%			12.65%	14.05%		14.92%
ICE BofA 3 Month U S Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return, Percent		3.98%		3.85%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		30.42%	20.14%	11.01%
Bloomberg U S Government Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Credit Bond Index
Average Annual Return, Percent		3.55%			0.09%			1.75%
Blended Benchmark Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark Index
Average Annual Return, Percent		32.26%			11.96%	9.11%		9.99%
MSCI World High Dividend Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World High Dividend Yield Index
Average Annual Return, Percent		20.82%			8.87%		7.96%	8.69%
S And P 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 1000 Index
Average Annual Return, Percent		32.43%			7.19%	9.63%		11.18%
Cboe S And P 500 BuyWrite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cboe S&P 500 BuyWrite Index
Average Annual Return, Percent	11.28%	17.52%			8.56%		6.76%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		30.63%		11.57%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		29.25%		9.91%